S&P 500 INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2020

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (106.16%)

Basic Materials (2.38%)
Air Products and Chemicals Inc		1,516	424,692
Albemarle Corp		729	99,122
Celanese Corp		831	107,473
CF Industries Holdings Inc		1,457	54,346
Dow Inc		5,248	278,197
DuPont de Nemours Inc		5,052	320,499
Eastman Chemical Co		1,048	102,075
Ecolab Inc		1,701	377,877
FMC Corp		891	103,365
Freeport-McMoRan Inc		9,980	233,432
International Flavors & Fragrances Inc		683	76,564
International Paper Co		2,697	133,448
Linde PLC		3,579	917,727
LyondellBasell Industries NV		1,766	150,287
Mosaic Co/The		2,068	45,413
Newmont Corp		5,526	325,039
Nucor Corp		2,085	111,965
PPG Industries Inc		1,668	244,812
Sherwin-Williams Co/The		556	415,682
Total Basic Materials			4,522,015

Communications (17.58%)
Alphabet Inc* - Class A		2,007	3,521,081
Alphabet Inc* - Class C		1,973	3,473,940
Amazon.com Inc* (a)		2,855	9,044,754
Arista Networks Inc*		366	99,076
AT&T Inc		48,559	1,396,071
Booking Holdings Inc*		278	563,909
CDW Corp/DE		988	128,924
CenturyLink Inc		7,576	79,169
Charter Communications Inc*		606	395,106
Cisco Systems Inc		28,903	1,243,407
Comcast Corp		30,641	1,539,404
Corning Inc		5,290	197,952
Discovery Inc* - Class A		1,116	30,032
Discovery Inc* - Class C		1,878	45,110
DISH Network Corp*		1,784	63,992
eBay Inc		4,548	229,356
Etsy Inc*		797	128,078
Expedia Group Inc		961	119,635
F5 Networks Inc*		424	69,031
Facebook Inc* (a)		16,064	4,449,246
Fox Corp - Class A		2,335	67,341
Fox Corp - Class B		1,242	35,248
Interpublic Group of Cos Inc/The		2,667	59,421
Juniper Networks Inc		2,302	50,115
Motorola Solutions Inc		1,134	194,515
Netflix Inc*		2,964	1,454,435
News Corp - Class A		2,672	47,161
News Corp - Class B		910	16,207
NortonLifeLock Inc		4,015	73,193
Omnicom Group Inc		1,536	96,768
T-Mobile US Inc*		3,944	524,315
Twitter Inc*		5,110	237,666
VeriSign Inc*		689	138,296
Verizon Communications Inc		27,814	1,680,244
ViacomCBS Inc		3,816	134,628
Walt Disney Co/The*		12,146	1,797,729
Total Communications			33,424,555

Consumer, Cyclical (8.88%)
Advance Auto Parts Inc		476	70,305
Alaska Air Group Inc		963	49,084
American Airlines Group Inc		3,057	43,195
Aptiv PLC		1,804	214,135
AutoZone Inc*		163	185,437
Best Buy Co Inc		1,549	168,531
BorgWarner Inc		1,412	54,856
CarMax Inc*		1,131	105,726
Carnival Corp		2,827	56,483
Chipotle Mexican Grill Inc*		175	225,650
Copart Inc*		1,407	162,438
Costco Wholesale Corp		3,009	1,178,836
Cummins Inc		1,005	232,326
Darden Restaurants Inc		933	100,745
Delta Air Lines Inc		4,086	164,462
Dollar General Corp		1,748	382,078
Dollar Tree Inc*		1,671	182,540

Domino's Pizza Inc	266	104,424
DR Horton Inc	2,306	171,797
Fastenal Co	4,028	199,185
Ford Motor Co	27,615	250,744
Gap Inc/The	1,450	30,392
General Motors Co	8,873	388,992
Genuine Parts Co	999	98,272
Hanesbrands Inc	2,371	33,668
Hasbro Inc	950	88,379
Hilton Worldwide Holdings Inc	1,889	195,757
Home Depot Inc/The	7,235	2,007,061
L Brands Inc	1,787	69,353
Las Vegas Sands Corp	2,324	129,470
Leggett & Platt Inc	1,017	43,833
Lennar Corp	1,925	146,031
Live Nation Entertainment Inc*	1,003	65,847
LKQ Corp*	2,347	82,661
Lowe's Cos Inc	5,145	801,694
Marriott International Inc/MD	1,834	232,680
McDonald's Corp	5,067	1,101,768
MGM Resorts International	2,752	77,744
Mohawk Industries Inc*	459	57,756
Newell Brands Inc	2,691	57,211
NIKE Inc	8,451	1,138,350
Norwegian Cruise Line Holdings Ltd*	1,599	36,569
NVR Inc*	23	91,935
O'Reilly Automotive Inc*	511	226,087
PACCAR Inc	2,379	207,116
Pool Corp	269	93,104
PulteGroup Inc	1,717	74,913
PVH Corp	574	45,627
Ralph Lauren Corp	449	38,502
Ross Stores Inc	2,378	255,683
Royal Caribbean Cruises Ltd	1,236	97,409
Southwest Airlines Co	3,416	158,297
Starbucks Corp	5,009	490,982
Tapestry Inc	2,156	61,058
Target Corp	3,407	611,659
Tiffany & Co	767	100,845
TJX Cos Inc/The	8,163	518,432
Tractor Supply Co	842	118,562
Ulta Beauty Inc*	393	108,232
Under Armour Inc* - Class A	1,210	20,050
Under Armour Inc* - Class C	1,218	17,722
United Airlines Holdings Inc*	1,732	78,027
VF Corp	2,305	192,237
Walgreens Boots Alliance Inc	5,022	190,886
Walmart Inc	9,277	1,417,433
Whirlpool Corp	434	84,461
WW Grainger Inc	300	125,490
Wynn Resorts Ltd	526	52,863
Yum! Brands Inc	2,149	227,364
Total Consumer, Cyclical		16,891,441

Consumer, Non-Cyclical (22.65%)
Abbott Laboratories	11,901	1,287,926
AbbVie Inc	12,011	1,256,110
ABIOMED Inc*	310	84,971
Alexion Pharmaceuticals Inc*	1,522	185,851
Align Technology Inc*	513	246,902
Altria Group Inc	12,850	511,816
AmerisourceBergen Corp	1,034	106,616
Amgen Inc	4,009	890,158
Anthem Inc	1,744	543,291
Archer-Daniels-Midland Co	3,933	195,745
Automatic Data Processing Inc	2,976	517,467
Avery Dennison Corp	567	84,676
Baxter International Inc	3,467	263,735
Becton Dickinson and Co	1,860	436,802
Biogen Inc*	1,123	269,711
Bio-Rad Laboratories Inc*	147	79,160
Boston Scientific Corp*	9,837	326,097
Bristol-Myers Squibb Co	15,421	962,270
Brown-Forman Corp	1,285	103,648
Campbell Soup Co	1,162	58,123
Cardinal Health Inc	2,105	114,912
Catalent Inc*	1,096	105,369
Centene Corp*	3,919	241,606
Church & Dwight Co Inc	1,688	148,156
Cigna Corp	2,514	525,778
Cintas Corp	576	204,653
Clorox Co/The	863	175,154
Coca-Cola Co/The	25,985	1,340,826
Colgate-Palmolive Co	5,895	504,848
Conagra Brands Inc	2,987	109,205
Constellation Brands Inc	1,181	243,097
Cooper Cos Inc/The	341	114,310

Corteva Inc	5,148	197,271
CVS Health Corp	4,723	320,172
Danaher Corp	4,288	963,213
DaVita Inc*	616	67,668
DENTSPLY SIRONA Inc	1,160	59,032
DexCom Inc*	627	200,439
Edwards Lifesciences Corp*	4,223	354,267
Eli Lilly and Co	5,304	772,528
Equifax Inc	870	145,203
Estee Lauder Cos Inc/The	1,562	383,190
FleetCor Technologies Inc*	571	151,435
Gartner Inc*	615	93,480
General Mills Inc	4,262	259,215
Gilead Sciences Inc	8,546	518,486
Global Payments Inc	2,067	403,458
HCA Healthcare Inc	1,794	269,297
Henry Schein Inc*	1,009	64,889
Hershey Co/The	1,020	150,848
Hologic Inc*	1,844	127,476
Hormel Foods Corp	1,912	90,208
Humana Inc	910	364,473
IDEXX Laboratories Inc*	578	266,446
IHS Markit Ltd	2,507	249,346
Illumina Inc*	1,001	322,412
Incyte Corp*	1,229	103,900
Intuitive Surgical Inc*	795	577,210
IQVIA Holdings Inc*	1,146	193,663
J M Smucker Co/The	823	96,456
Johnson & Johnson	17,591	2,545,066
Kellogg Co	1,816	116,061
Kimberly-Clark Corp	2,344	326,543
Kraft Heinz Co/The	4,282	141,049
Kroger Co/The	5,516	182,028
Laboratory Corp of America Holdings*	705	140,887
Lamb Weston Holdings Inc	1,124	81,355
MarketAxess Holdings Inc	260	140,187
McCormick & Co Inc/MD	850	158,933
McKesson Corp	1,110	199,700
Medtronic PLC	9,035	1,027,280
Merck & Co Inc	17,202	1,382,869
Molson Coors Beverage Co	1,200	55,200
Mondelez International Inc	9,728	558,874
Monster Beverage Corp*	2,574	218,224
Moody's Corp	1,098	310,009
Nielsen Holdings PLC	1,879	30,383
PayPal Holdings Inc*	7,886	1,688,550
PepsiCo Inc	9,307	1,342,349
Perrigo Co PLC	677	32,645
Pfizer Inc	37,351	1,430,917
Philip Morris International Inc	10,702	810,677
Procter & Gamble Co/The	16,872	2,343,015
Quanta Services Inc	1,004	68,613
Quest Diagnostics Inc	951	117,905
Regeneron Pharmaceuticals Inc*	698	360,189
ResMed Inc	989	207,294
Robert Half International Inc	808	51,857
Rollins Inc	462	26,417
S&P Global Inc	1,641	577,271
STERIS PLC	603	116,867
Stryker Corp	2,215	516,981
Sysco Corp	3,509	250,157
Teleflex Inc	318	121,715
Thermo Fisher Scientific Inc	2,691	1,251,261
Tyson Foods Inc	2,081	135,681
United Rentals Inc*	491	111,447
UnitedHealth Group Inc	6,387	2,148,204
Universal Health Services Inc	552	72,080
Varian Medical Systems Inc*	643	111,869
Verisk Analytics Inc	1,127	223,495
Vertex Pharmaceuticals Inc*	1,768	402,662
Viatris Inc*	4,635	77,954
West Pharmaceutical Services Inc	509	140,056
Zimmer Biomet Holdings Inc	1,338	199,523
Zoetis Inc	3,276	525,405
Total Consumer, Non-Cyclical		43,082,374

Energy (2.50%)
Apache Corp	2,792	35,989
Baker Hughes Co	3,384	63,348
Cabot Oil & Gas Corp	3,164	55,433
Chevron Corp	13,035	1,136,391
Concho Resources Inc	1,114	64,033
ConocoPhillips	7,548	298,599
Devon Energy Corp	2,767	38,710
Diamondback Energy Inc	1,217	48,631
EOG Resources Inc	4,098	192,114
Exxon Mobil Corp	28,816	1,098,754

Halliburton Co	6,038	100,170
Hess Corp	1,823	86,009
HollyFrontier Corp	508	11,882
Kinder Morgan Inc	13,749	197,711
Marathon Oil Corp	5,187	30,707
Marathon Petroleum Corp	4,649	180,753
National Oilwell Varco Inc	3,192	39,134
Occidental Petroleum Corp	6,317	99,556
ONEOK Inc	2,916	104,597
Phillips 66	2,976	180,286
Pioneer Natural Resources Co	1,139	114,561
Schlumberger NV	9,767	203,056
TechnipFMC PLC	3,637	30,223
Valero Energy Corp	2,926	157,331
Williams Cos Inc/The	8,559	179,568
Total Energy		4,747,546

Financial (15.32%)
Aflac Inc	4,890	214,818
Alexandria Real Estate Equities Inc	700	114,611
Allstate Corp/The	2,228	228,036
American Express Co	4,498	533,418
American International Group Inc	6,143	236,137
American Tower Corp	2,014	465,637
Ameriprise Financial Inc	842	155,972
Aon PLC	1,610	329,873
Apartment Investment and Management Co	1,069	32,444
Arthur J Gallagher & Co	1,374	158,573
Assurant Inc	431	55,651
AvalonBay Communities Inc	960	159,926
Bank of America Corp	50,942	1,434,527
Bank of New York Mellon Corp/The	5,491	214,808
Berkshire Hathaway Inc* (a)	13,249	3,032,829
BlackRock Inc	947	661,337
Boston Properties Inc	1,078	105,816
Capital One Financial Corp	3,135	268,481
Cboe Global Markets Inc	706	64,472
CBRE Group Inc*	2,058	125,826
Charles Schwab Corp/The	7,864	383,606
Chubb Ltd	3,117	460,786
Cincinnati Financial Corp	1,038	79,251
Citigroup Inc	14,334	789,373
Citizens Financial Group Inc	3,157	103,108
CME Group Inc	2,465	431,449
Comerica Inc	1,054	51,857
Crown Castle International Corp	2,860	479,250
Digital Realty Trust Inc	1,471	198,217
Discover Financial Services	2,247	171,154
Duke Realty Corp	2,510	95,531
Equinix Inc	599	417,976
Equity Residential	2,461	142,541
Essex Property Trust Inc	463	113,842
Everest Re Group Ltd	280	63,652
Extra Space Storage Inc	949	106,981
Federal Realty Investment Trust	548	47,797
Fifth Third Bancorp	4,882	123,710
First Republic Bank/CA	1,159	150,160
Franklin Resources Inc	1,991	43,782
Globe Life Inc	774	72,059
Goldman Sachs Group Inc/The	2,131	491,366
Hartford Financial Services Group Inc/The	2,553	112,843
Healthpeak Properties Inc	3,020	87,157
Host Hotels & Resorts Inc	5,173	72,577
Huntington Bancshares Inc/OH	7,104	85,816
Intercontinental Exchange Inc	3,729	393,447
Invesco Ltd	3,410	55,344
Iron Mountain Inc	1,369	37,648
JPMorgan Chase & Co	20,485	2,414,772
KeyCorp	6,704	103,644
Kimco Realty Corp	2,994	43,233
Lincoln National Corp	1,364	64,408
Loews Corp	1,836	76,947
M&T Bank Corp	944	109,967
Marsh & McLennan Cos Inc	3,471	397,915
Mastercard Inc	5,937	1,997,860
MetLife Inc	5,377	248,256
Mid-America Apartment Communities Inc	858	108,245
Morgan Stanley	8,006	495,011
Nasdaq Inc	814	104,184
Northern Trust Corp	1,457	135,676
People's United Financial Inc	2,887	35,799
PNC Financial Services Group Inc/The	2,891	399,160
Principal Financial Group Inc	1,776	88,427
Progressive Corp/The	3,989	347,482
Prologis Inc	4,936	493,847
Prudential Financial Inc	2,692	203,569
Public Storage	1,035	232,316

Raymond James Financial Inc	849	77,217
Realty Income Corp	2,475	148,426
Regency Centers Corp	1,109	50,548
Regions Financial Corp	7,046	107,592
SBA Communications Corp	760	218,257
Simon Property Group Inc	2,175	179,590
SL Green Realty Corp	560	32,424
State Street Corp	2,423	170,773
SVB Financial Group*	354	122,080
Synchrony Financial	3,882	118,285
T Rowe Price Group Inc	1,566	224,580
Travelers Cos Inc/The	1,740	225,591
Truist Financial Corp	9,225	428,225
UDR Inc	2,033	78,210
Unum Group	1,473	32,745
US Bancorp	9,438	407,816
Ventas Inc	2,564	122,841
Visa Inc	11,332	2,383,686
Vornado Realty Trust	1,244	48,404
W R Berkley Corp	1,033	67,279
Wells Fargo & Co	25,690	702,622
Welltower Inc	2,792	175,840
Western Union Co/The	2,800	63,168
Weyerhaeuser Co	5,125	148,830
Willis Towers Watson PLC	884	184,040
Zions Bancorp NA	1,054	40,674
Total Financial		29,115,933

Industrial (9.27%)
3M Co	3,955	683,147
A O Smith Corp	942	53,044
Agilent Technologies Inc	2,185	255,427
Allegion plc	703	80,170
Amcor PLC	11,145	126,273
AMETEK Inc	1,612	191,070
Amphenol Corp	2,100	274,701
Ball Corp	2,268	217,751
Boeing Co/The	3,566	751,392
Carrier Global Corp	5,728	218,065
Caterpillar Inc	3,688	640,200
CH Robinson Worldwide Inc	956	89,835
CSX Corp	5,216	469,701
Deere & Co	2,154	563,529
Dover Corp	1,027	125,325
Eaton Corp PLC	2,726	330,146
Emerson Electric Co	4,190	321,876
Expeditors International of Washington Inc	1,205	107,691
FedEx Corp	1,638	469,418
FLIR Systems Inc	922	35,257
Flowserve Corp	1,128	38,442
Fortive Corp	2,032	142,504
Fortune Brands Home & Security Inc	957	79,910
Garmin Ltd	806	94,109
General Dynamics Corp	1,583	236,421
General Electric Co	60,078	611,594
Honeywell International Inc	4,717	961,891
Howmet Aerospace Inc	2,478	58,134
Huntington Ingalls Industries Inc	281	45,013
IDEX Corp	523	101,017
Illinois Tool Works Inc	1,959	413,525
Ingersoll Rand Inc*	1,505	66,626
Jacobs Engineering Group Inc	962	103,742
JB Hunt Transport Services Inc	586	79,274
Johnson Controls International plc	5,069	233,377
Kansas City Southern	681	126,782
Keysight Technologies Inc*	1,290	154,852
L3Harris Technologies Inc	1,520	291,825
Lockheed Martin Corp	1,681	613,565
Martin Marietta Materials Inc	463	122,987
Masco Corp	1,816	97,465
Mettler-Toledo International Inc*	162	186,306
Norfolk Southern Corp	1,745	413,600
Northrop Grumman Corp	1,078	325,836
Old Dominion Freight Line Inc	681	138,488
Otis Worldwide Corp	2,864	191,716
Packaging Corp of America	651	84,630
Parker-Hannifin Corp	907	242,405
Pentair PLC	1,156	59,904
PerkinElmer Inc	784	104,272
Raytheon Technologies Corp	10,097	724,157
Republic Services Inc	1,448	140,051
Rockwell Automation Inc	794	202,915
Roper Technologies Inc	711	303,597
Sealed Air Corp	1,091	49,160
Snap-on Inc	424	74,560
Stanley Black & Decker Inc	1,071	197,396
TE Connectivity Ltd	2,248	256,205

Teledyne Technologies Inc*	252	95,241
Textron Inc	1,625	73,288
Trane Technologies PLC	1,706	249,485
TransDigm Group Inc*	342	198,083
Union Pacific Corp	4,624	943,666
United Parcel Service Inc	4,820	824,557
Vontier Corp*	812	26,934
Vulcan Materials Co	956	133,505
Waste Management Inc	2,646	315,218
Waters Corp*	443	102,780
Westinghouse Air Brake Technologies Corp	1,272	93,238
Westrock Co	1,985	83,787
Xylem Inc/NY	1,238	118,811
Total Industrial		17,630,864

Technology (24.46%)
Accenture PLC	4,276	1,065,109
Activision Blizzard Inc	5,269	418,780
Adobe Inc*	3,224	1,542,587
Advanced Micro Devices Inc*	7,666	710,332
Akamai Technologies Inc*	1,165	120,589
Analog Devices Inc	2,533	352,290
ANSYS Inc*	593	200,470
Apple Inc (a)	107,414	12,787,637
Applied Materials Inc	6,354	524,078
Autodesk Inc*	1,493	418,383
Broadcom Inc	2,728	1,095,510
Broadridge Financial Solutions Inc	788	115,741
Cadence Design Systems Inc*	1,930	224,459
Cerner Corp	2,120	158,661
Citrix Systems Inc	791	98,021
Cognizant Technology Solutions Corp	3,684	287,831
DXC Technology Co	1,730	37,904
Electronic Arts Inc	1,967	251,284
Fidelity National Information Services Inc	4,227	627,329
Fiserv Inc*	3,832	441,370
Fortinet Inc*	976	120,272
Hewlett Packard Enterprise Co	9,220	101,789
HP Inc	9,745	213,708
Intel Corp	28,986	1,401,473
International Business Machines Corp	6,092	752,484
Intuit Inc	1,790	630,116
IPG Photonics Corp*	299	61,896
Jack Henry & Associates Inc	529	85,095
KLA Corp	1,085	273,387
Lam Research Corp	972	439,986
Leidos Holdings Inc	915	92,141
Maxim Integrated Products Inc	1,861	154,537
Microchip Technology Inc	1,643	220,803
Micron Technology Inc*	7,579	485,738
Microsoft Corp (a)	50,563	10,824,020
MSCI Inc	598	244,833
NetApp Inc	1,569	83,643
NVIDIA Corp	4,147	2,223,041
Oracle Corp	12,917	745,569
Paychex Inc	2,191	204,092
Paycom Software Inc*	337	140,556
Qorvo Inc*	831	130,201
QUALCOMM Inc	7,666	1,128,205
salesforce.com Inc*	6,101	1,499,626
Seagate Technology PLC	1,590	93,508
ServiceNow Inc*	743	397,171
Skyworks Solutions Inc	1,137	160,510
Synopsys Inc*	1,034	235,235
Take-Two Interactive Software Inc*	778	140,437
Teradyne Inc	1,109	122,367
Texas Instruments Inc	6,156	992,655
Tyler Technologies Inc*	273	116,735
Western Digital Corp	2,052	92,094
Xerox Holdings Corp	1,468	32,135
Xilinx Inc	1,657	241,176
Zebra Technologies Corp*	383	144,935
Total Technology		46,504,534

Utilities (3.12%)
AES Corp/The	4,674	95,537
Alliant Energy Corp	1,758	92,471
Ameren Corp	1,682	130,826
American Electric Power Co Inc	3,397	288,371
American Water Works Co Inc	1,243	190,651
Atmos Energy Corp	820	78,630
CenterPoint Energy Inc	2,979	69,083
CMS Energy Corp	2,062	126,895
Consolidated Edison Inc	2,227	169,809
Dominion Energy Inc	5,662	444,410
DTE Energy Co	1,258	158,269
Duke Energy Corp	5,015	464,690

Edison International		2,433	149,289
Entergy Corp		1,304	141,940
Evergy Inc		1,567	86,827
Eversource Energy		2,274	198,998
Exelon Corp		6,861	281,781
FirstEnergy Corp		3,716	98,697
NextEra Energy Inc		13,340	981,691
NiSource Inc		2,050	49,610
NRG Energy Inc		1,663	54,463
Pinnacle West Capital Corp		806	65,971
PPL Corp		5,573	158,385
Public Service Enterprise Group Inc		3,478	202,698
Sempra Energy		1,939	247,184
Southern Co/The		7,214	431,758
WEC Energy Group Inc		2,169	205,947
Xcel Energy Inc		3,578	241,014
Total Utilities			5,905,895

Total Common Stock (Cost $65,283,359)			201,825,157

United States Treasury Bills (0.79%)
0.08%, 01/14/21	01/14/2021	1,500,000	1,499,858
Total United States Treasury Bills (Cost $1,499,842)			1,499,858

Total Investments (Cost $66,783,201) (b) (106.95%)			203,325,015
Liabilities in Excess of Other Assets (-6.95%)			(13,212,591)
Net Assets (100.00%)			190,112,424

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $66,785,101.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	139,363,157
Unrealized depreciation	(2,821,343)
Net unrealized appreciation	136,541,814

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2020:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
6 / JUN 2020 / Long / CME	2,113,463	2,173,920	60,458